Loan Payable Disclosure	12 Months Ended
Dec. 31, 2016
Notes
Loan Payable Disclosure	6. Loan Payable As at December 31, 2016, the Company owed $129,952 (CAD$174,487) (2015 - $126,074 (CAD$174,487)) to an unrelated party, which is non-interest bearing, unsecured, and due on demand.